TRANSACTIONS WITH RELATED PARTIES - Detail of loans to and borrowings (Details) ₫ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties				₫ 2,374,382
Outstanding receivables	₫ 5,755,659			2,425,455			₫ 2,022,630			$ 237,248,928
As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties				2,605,366
Outstanding receivables				₫ 2,652,809							$ 111,154,320
Maximum
RELATED PARTY TRANSACTIONS
Interest rate per annum				15.00%		15.00%
Maximum | VinFast Trading and Production JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				₫ 60,000,000		$ 2,514,000,000.0
Minimum
RELATED PARTY TRANSACTIONS
Interest rate per annum				5.70%		5.70%
Short-term loans | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Interest rate per annum	7.00%	7.00%
Grants | Vingroup JSC | Maximum | VinFast Trading and Production JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				₫ 12,000,000		$ 502,800,000
Grants | Pham Nhat Vuong | VinFast Trading and Production JSC
RELATED PARTY TRANSACTIONS
Proceeds from grants received				20,647,800		865,200,000
Grants | Pham Nhat Vuong | Maximum | VinFast Trading and Production JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				24,000,000		1,005,600,000
Borrowings | Vingroup JSC | VinFast Trading and Production JSC
RELATED PARTY TRANSACTIONS
Loans to VinFast in accordance with the Capital Funding Agreement				23,986,600		1,005,100,000
Borrowings | Vingroup JSC | Maximum | VinFast Trading and Production JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				24,000,000		$ 1,005,600,000
Related party
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	₫ 5,721,225			2,374,382	[1]					235,829,555
Other current liabilities	59,402,573			49,341,144	[1]					2,448,580,915
Other non-current liabilities	33,212,671			19,682,747	[1]					1,369,030,132
Related party | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties				2,605,366			1,978,097				109,166,429
Other current liabilities				44,338,043			17,325,317				1,857,791,125
Other non-current liabilities				18,151,355			21,918,710				760,552,879
Related party | VIG | VinFast Trading and Production JSC | ICE Assets | ICE assets disposal
RELATED PARTY TRANSACTIONS
Gain from disposal of ICE assets							13,604,200
Outstanding receivables							1,642,500					$ 68,800,000
Adjustments to additional paid in capital, deemed contribution from disposal of assets							11,961,700	$ 501,200,000
Related party | Short-term loans, advance to and receivables from related parties
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	5,721,225			2,374,382			1,978,097			235,829,555
Related party | Short-term loans, advance to and receivables from related parties | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties				2,605,366							109,166,429
Related party | Short-term loans
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	4,320,000						545,400			178,070,899
Other current liabilities	51,491,014									2,122,465,540
Related party | Short-term loans | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties							₫ 545,400
Other current liabilities	33,172									1,367,354
Interest rate per annum							9.00%	9.00%
Related party | Short-term loans | Vingroup JSC
RELATED PARTY TRANSACTIONS
Other current liabilities	49,557,842									2,042,779,967
Related party | Short-term payables to and borrowings from related parties
RELATED PARTY TRANSACTIONS
Other current liabilities	59,402,573			49,341,144			₫ 17,325,317			2,448,580,915
Related party | Short-term payables to and borrowings from related parties | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities				44,338,043							1,857,791,125
Related party | Short-term borrowings
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	4,320,000			43,124,262						178,070,899
Other current liabilities	51,491,014			43,124,262			719,920			2,122,465,540
Related party | Short-term borrowings | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities				37,427,295							1,568,226,557
Related party | Short-term borrowings | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Other current liabilities	33,172			₫ 16,504			₫ 300,000			1,367,354
Interest rate per annum				7.00%		7.00%	9.00%	9.00%
Related party | Short-term borrowings | Vinpearl JSC | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities				₫ 16,505
Related party | Short-term borrowings | Vingroup JSC
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties				43,107,758
Other current liabilities	₫ 49,557,842						₫ 325,000			2,042,779,967
Interest rate per annum							9.00%	9.00%
Related party | Short-term borrowings | Vingroup JSC | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities				₫ 37,410,790
Related party | Short-term borrowings | Vingroup JSC | Maximum
RELATED PARTY TRANSACTIONS
Interest rate per annum	12.00%	12.00%		12.00%		12.00%
Related party | Short-term borrowings | Vingroup JSC | Minimum
RELATED PARTY TRANSACTIONS
Interest rate per annum	4.50%	4.50%		5.70%		5.70%
Related party | Short-term borrowings | Asian Star
RELATED PARTY TRANSACTIONS
Other current liabilities							₫ 94,920
Interest rate per annum							7.50%	7.50%
Related party | Long-term payables to related parties
RELATED PARTY TRANSACTIONS
Other non-current liabilities	₫ 33,212,671			₫ 19,682,747			₫ 21,918,710			1,369,030,132
Related party | Long-term payables to related parties | As previously reported
RELATED PARTY TRANSACTIONS
Other non-current liabilities				18,151,355							760,552,879
Related party | Long-term borrowings
RELATED PARTY TRANSACTIONS
Other non-current liabilities	15,563,696			2,385,697			7,547,345			641,537,345
Related party | Long-term borrowings | As previously reported
RELATED PARTY TRANSACTIONS
Other non-current liabilities				2,385,697							$ 99,962,164
Related party | Long-term borrowings | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Other non-current liabilities							₫ 7,547,345
Interest rate per annum							9.00%	9.00%
Related party | Long-term borrowings | Vingroup JSC
RELATED PARTY TRANSACTIONS
Other non-current liabilities	₫ 15,563,696			2,385,697						$ 641,537,345
Related party | Long-term borrowings | Vingroup JSC | As previously reported
RELATED PARTY TRANSACTIONS
Other non-current liabilities				₫ 2,385,697
Related party | Long-term borrowings | Vingroup JSC | Maximum
RELATED PARTY TRANSACTIONS
Interest rate per annum	15.00%	15.00%		15.00%		15.00%
Related party | Long-term borrowings | Vingroup JSC | Minimum
RELATED PARTY TRANSACTIONS
Interest rate per annum	12.00%	12.00%		14.50%		14.50%
Related party | Borrowings | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction							₫ 500,000
Related party | Borrowings | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	₫ 28,324,319	$ 1,167,531,698	₫ 40,409,133	₫ 73,708,579		$ 3,088,434,551	51,879,878		₫ 31,938,007
Related party | Borrowings | Asian Star
RELATED PARTY TRANSACTIONS
Amount of transaction							94,920
Related party | Borrowings | Vincom Retail JSC
RELATED PARTY TRANSACTIONS
Amount of transaction			₫ 2,075,000	₫ 3,540,000		$ 148,328,166	₫ 3,250,000		295,000
Related party | Borrowings | Vinhomes JSC
RELATED PARTY TRANSACTIONS
Amount of transaction									₫ 4,270,000

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).